UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3025

Dreyfus Institutional Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Money Market Series
March 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--3.9%	Principal Amount ($)	Value ($)
State Street Bank and Trust Co.
0.55%, 4/14/09
(cost $3,000,000)	3,000,000	3,000,000
Commercial Paper--61.9%
Abbey National North America LLC
0.25%, 4/1/09	3,000,000	3,000,000
Alpine Securitization Corp.
0.50%, 4/27/09	3,000,000 a	2,998,917
BNP Paribas Finance Inc.
0.98%, 5/12/09	3,000,000	2,996,658
CAFCO LLC
0.40%, 4/6/09	3,000,000 a	2,999,833
Cancara Asset Securitisation Ltd.
1.05%, 5/14/09	3,000,000 a	2,996,237
CIESCO LLC
0.80%, 4/24/09	3,000,000 a	2,998,467
CRC Funding LLC
0.80%, 4/24/09	3,000,000 a	2,998,467
Gemini Securitization Corp., LLC
0.75%, 4/27/09	3,000,000 a	2,998,375
General Electric Capital Services Inc.
1.00%, 5/8/09	3,000,000	2,996,917
Gotham Funding Corp.
0.70%, 4/27/09	3,000,000 a	2,998,483
ING (US) Funding LLC
1.14%, 5/5/09	3,000,000	2,996,770
Nordea North America Inc.
0.96%, 5/7/09	3,000,000	2,997,120
Sanpaolo IMI U.S. Financial Co.
0.98%, 5/4/09	3,000,000	2,997,305
Societe Generale N.A. Inc.

0.86%, 5/18/09	3,000,000	2,996,632
Thames Asset Global Securitization No. 1 Inc.
0.85%, 4/17/09	3,000,000 a	2,998,867
UBS Finance Delaware LLC
0.22%, 4/1/09	3,000,000	3,000,000
Total Commercial Paper
(cost $47,969,048)		47,969,048
U.S. Government Agency--12.9%
Federal Home Loan Mortgage Corp.
0.50%, 7/20/09
(cost $9,984,722)	10,000,000 [b]	9,984,722
Repurchase Agreements--20.7%
Barclays Financial LLC
0.20%, dated 3/31/09, due 4/1/09 in the amount of
$7,000,039 (fully collateralized by $7,140,000
Federal Home Loan Mortgage Corp., 1.06%, due 7/14/10,
value $7,140,000)	7,000,000	7,000,000
Deutsche Bank Securities
0.19%, dated 3/31/09, due 4/1/09 in the amount of
$9,000,047 (fully collateralized by $9,536,000
Federal Home Loan Mortgage Corp., 5%, due 12/14/18,
value $9,180,032)	9,000,000	9,000,000
Total Repurchase Agreements
(cost $16,000,000)		16,000,000
Total Investments (cost $76,953,770)	99.4%	76,953,770
Cash and Receivables (Net)	.6%	484,658
Net Assets	100.0%	77,438,428

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $23,987,646 or 31.0% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	76,953,770
Level 3 - Significant Unobservable Inputs	0
Total	76,953,770

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)